Cover	Jul. 06, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jul. 06, 2026
Entity File Number	001-36272
Entity Registrant Name	Element Solutions Inc
Entity Central Index Key	0001590714
Entity Tax Identification Number	37-1744899
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 South Pointe Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	561
Local Phone Number	207-9600
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ESI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false